Stockholders' Equity (Details) - USD ($)		12 Months Ended
	Jul. 01, 2019	Dec. 31, 2021	Dec. 31, 2020	Nov. 24, 2021
Stockholders' Equity (Details) [Line Items]
Common Stock, Shares Authorized				2,300,000
Preferred stock, shares authorized		10,000,000	1,150,000	1,150,000
Common stock, par value (in Dollars per share)		$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, per share (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares, issued		3,200,000	3,200,000
Common stock, shares, outstanding		3,200,000	3,200,000
Voting rights		one
Preferred stock, shares issued		1,146,138	1,146,138
Preferred stock, shares outstanding		1,146,138	1,146,138
Conversion price, per shares (in Dollars per share)		$ 1.52
Offering netting proceeds (in Dollars)		$ 50,000,000
Offering price percentage		300.00%
Dividends rate of percentage		8.00%
Cumulative dividends (in Dollars)		$ 1,489,803
Series seed per share (in Dollars per share)		$ 1.3
Shares issued	1,146,138
Purchase price per share (in Dollars per share)	$ 6.09
Received amount (in Dollars)	$ 6,900,000
Net of offering costs (in Dollars)	$ 45,000
Purchase of shares			688,800
Fair value (in Dollars)			$ 500,000
Stock-based compensation expense (in Dollars)		$ 68,000
Series Seed Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized		1,150,000
Shares issued	1,146,138
Original Issue Price [Member]
Stockholders' Equity (Details) [Line Items]
Price per share (in Dollars per share)		$ 6.09
2019 Plan [Member]
Stockholders' Equity (Details) [Line Items]
Common stock issuance		1,400,000
Board of Directors [Member]
Stockholders' Equity (Details) [Line Items]
Common Stock, Shares Authorized				250,000,000
Preferred stock, shares authorized				10,000,000
Board of Directors [Member] | Series Seed Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized				1,150,000